Property and Equipment, Net - Schedule of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property,plant and equipment, gross		¥ 58,332	¥ 62,837
Less: accumulated depreciation		(33,781)	(44,462)
Net book value	$ 3,527	24,551	18,375
Servers and computers [Member]
Property, Plant and Equipment [Line Items]
Property,plant and equipment, gross		53,428	59,709
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property,plant and equipment, gross		3,259	1,971
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property,plant and equipment, gross		¥ 1,645	¥ 1,157